Financial Results, Net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Net Financing Income/(Loss)

	2020	2019	2018
Exchange rate differences
Profit from operations with securities (Note 42)	3,183,801	—	—
Foreign exchange gains	88,265	58,668	852,331
Foreign exchange losses	(1,616,784)	(1,683,998)	(3,436,836)

Total	1,655,282	(1,625,330)	(2,584,505)

Financial income
Unwinding of discounts on provisions and liabilities	81,616	82,206	56,361

Total	81,616	82,206	56,361

Financial expenses
Interest on borrowings	(395,868)	(1,212,585)	(379,312)
Interest from short-term investments	(355,384)	(66,383)	(80,280)
Tax interest	(58,184)	(230,455)	(177,759)
Interest on leases	(49,998)	(53,636)	—
Unwinding of discounts on receivables	(237,913)	(107,492)	(66,355)
Others	(410,893)	(372,117)	(222,828)

Total	(1,508,240)	(2,042,668)	(926,534)